Other income/(expenses), net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other income/(expenses), net
Other income (expense), net	$ 302,000	$ 811,000	$ (1,986,000)
Legal and advisory expenses			(2,300,000)
Income in relation to other non-operating items			$ 300,000